Segment information - Disclosure of business segments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Revenue	$ 83,492	$ 88,143
Advertising expenses	12,540	13,438
Depreciation and amortization	1,112	1,560
Interest income	3,806	3,431
Interest expense	449	512
Profit (loss) before tax	32,778	38,373
Social casino games
Disclosure of operating segments [line items]
Revenue	70,281	79,824
Advertising expenses	7,474	9,933
Depreciation and amortization	303	734
Interest income	3,806	3,431
Interest expense	447	499
Profit (loss) before tax	33,755	40,105
iGaming
Disclosure of operating segments [line items]
Revenue	13,211	8,319
Advertising expenses	5,066	3,505
Depreciation and amortization	809	826
Interest income	0	0
Interest expense	2	13
Profit (loss) before tax	$ (977)	$ (1,732)